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                                                    PEGASUS FUNDS
                                                    Strength in Investing





SEMI-ANNUAL REPORT
MONEY MARKET FUNDS


June 30, 1997








                              Pegasus
                                   Funds

                               TABLE OF CONTENTS

 1   Letter to Shareholders
 3   Statements of Assets and Liabilities
 4   Statements of Operations
 5   Statements of Changes in Net Assets
 6   Portfolios of Investments
21   Notes to Financial Statements
28   Financial Highlights

SHARES OF THE TRUST ARE NOT BANK DEPOSITS
OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED
OR OTHERWISE SUPPORTED BY, FIRST CHICAGO NBD
CORPORATION OR ITS AFFILIATES, AND ARE NOT
FEDERALLY INSURED OR GUARANTEED BY THE U.S
GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION,
OR ANY GOVERNMENTAL AGENCY. INVESTMENT IN THE
TRUST INVOLVES RISKS, INCLUDING THE POSSIBLE LOSS
OF PRINCIPAL. THERE CAN BE NO ASSURANCE THAT THE
FUNDS WILL BE ABLE TO MAINTAIN A CONSTANT NET ASSET
VALUE OF $1.00 PER SHARE.



      Pegasus Funds
      (800) 688-3350

      INVESTMENT ADVISER

      First Chicago NBD Investment Management
        Company (FCNIMCO)
      Three First National Plaza, MS 0334
      Chicago, IL 60670-0334

      DISTRIBUTOR

      BISYS Fund Services
      3435 Stelzer Road
      Columbus, OH 43219

     THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

June 30, 1997

Dear Pegasus Shareholder,

      We are pleased to present your Pegasus Semi-Annual Report dated June 30, 1997.

      We have had an exciting year so far:

      * After a strong start in 1997, the stock market experienced a brief correction over concerns about rising interest rates after the Federal Reserve tightened short-term rates. Since then, the rally has resumed as both economic growth and inflation have been reported in the low single digit range. We continue to look for modest economic growth and inflation for 1997.

      * The Pegasus Fund Family continues to offer a wide array of investment choices among multiple equity styles and fixed income objectives to help you achieve your asset allocation goals.

      * Our broad offering of mutual funds was further expanded in July with the introduction of the High Yield Bond Fund, a value-added product for specific fixed income needs.

      The investment adviser to the Pegasus Funds, First Chicago NBD Investment Management Company, brings to you the expertise and heritage of an institution that has been managing money for over 100 years. Our investment philosophy is a simple one: a disciplined investment approach that seeks above average performance over time with average risk.

      We look forward to serving your investment needs.






/s/ Marco Hanig
---------------
Marco Hanig
Managing Director
First Chicago NBD Investment Management Company

For more complete information about the High Yield Bond Fund, including charges and expenses, please call 1-800-688-3350 for a prospectus. Read it carefully before investing or sending money.

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                                      2

Pegasus Money Market Funds
-----------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1997 (Unaudited)
-----------------------------------------------------------------------------

                                                                            Treasury        Municipal    Michigan Municipal
                                                         Money Market     Money Market    Money Market      Money Market
                                                             Fund             Fund            Fund              Fund
                                                        ----------------------------------------------------------------------
ASSETS:
Investment in securities:
  At cost                                                $2,389,990,133   $1,175,155,887   $860,593,050      $129,905,129
==============================================================================================================================
  At amortized cost                                      $2,395,296,555   $1,176,000,637   $860,035,481      $129,788,852
Cash                                                                455              605         15,346            64,825
Interest receivable                                          14,877,180        6,767,182      6,345,956         1,161,100
Prepaids and other                                              275,242               --             --            41,562
------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                          2,410,449,432    1,182,768,424    866,396,783       131,056,339
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for securities purchased                                     --               --     25,500,000         1,700,000
Payable for securities redeemed                                  10,073               --             --            20,351
Accrued administration fees                                     306,048          132,928        107,635            16,148
Shareholder services fees payable                               157,600           36,756         36,739            14,809
Accrued investment advisory fees                                571,723          264,250        215,271            32,296
Accrued transfer agent fees                                      41,007           48,656          7,992               315
Accrued custodial fees                                            3,185            2,782          6,284               381
Dividends payable                                               412,055          206,114         84,659            15,963
Other payables and accrued expenses                                  --          238,535        131,860                --
------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                         1,501,691          930,021     26,090,440         1,800,263
------------------------------------------------------------------------------------------------------------------------------
    NET ASSETS                                           $2,408,947,741   $1,181,838,403   $840,306,343      $129,256,076
==============================================================================================================================
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
Class A Shares:
Net assets                                               $  768,037,833   $  215,415,488   $183,350,352      $ 70,619,386
Capital shares                                              768,035,039      215,432,216    183,404,004        70,619,950
------------------------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share           $         1.00   $         1.00   $       1.00      $       1.00
==============================================================================================================================
Class B Shares:
Net assets                                               $      434,742   $           --   $         --      $         --
Capital shares                                                  434,742               --             --                --
------------------------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share           $         1.00   $           --   $         --      $         --
==============================================================================================================================
Class I Shares:
Net assets                                               $1,640,475,166   $  966,422,915   $656,955,991      $ 58,636,690
Capital shares                                            1,640,475,166      966,422,915    656,955,991        58,637,113
------------------------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share           $         1.00   $         1.00   $       1.00      $       1.00
==============================================================================================================================
NET ASSETS CONSIST OF:
Capital shares (unlimited number of shares
  authorized, par value $.10 per share)                  $  240,894,495   $  118,185,513   $ 84,036,000      $ 12,925,706
Additional paid-in capital                                2,168,050,452    1,063,669,618    756,323,996       116,331,357
Accumulated undistributed net realized gains (losses)             2,794          (16,728)       (53,652)             (987)
------------------------------------------------------------------------------------------------------------------------------
    TOTAL NET ASSETS                                     $2,408,947,741   $1,181,838,403   $840,306,343      $129,256,076
==============================================================================================================================

                       See Notes to Financial Statements.


Pegasus Money Market Funds
-----------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
Six Months Ended June 30, 1997 (Unaudited)
-----------------------------------------------------------------------------

                                                                            Treasury        Municipal    Michigan Municipal
                                                         Money Market     Money Market    Money Market      Money Market
                                                             Fund             Fund            Fund              Fund
                                                        ----------------------------------------------------------------------

INVESTMENT INCOME:                                       $69,332,567      $31,079,532      $16,019,578       $2,462,360
------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees                                 3,477,163        1,694,609        1,322,028          201,011
  Administration fees                                      1,863,147          856,711          661,014          100,506
  Transfer and dividend disbursement agent fees              593,307           36,400           36,834            7,979
  Shareholder service fees (Class A shares)                  951,070          230,863          230,877           93,231
  Shareholder service fees (Class B shares)                      281               --               --               --
  12b-1 fees (Class B shares)                                    844               --               --               --
  Professional fees                                           52,199           34,808           25,503           21,838
  Custodial fees                                              17,557            6,385           19,474            3,856
  Registration, filing fees and other expenses                42,155            1,458           65,392           19,445
  Less: Expense reimbursement                                     --               --               --          (19,589)
------------------------------------------------------------------------------------------------------------------------------
      NET EXPENSES                                         6,997,723        2,861,234        2,361,122          428,277
------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                    $62,334,844      $28,218,298      $13,658,456       $2,034,083
==============================================================================================================================

                       See Notes to Financial Statements.


Pegasus Money Market Funds
-----------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Unaudited)
-----------------------------------------------------------------------------

                                                                                                   Treasury
                                                  Money Market                                   Money Market
                                                      Fund                                           Fund
                                       ------------------------------------------------------------------------------------------
                                       Six Months Ended                           Six Months Ended
                                        June 30, 1997        Year Ended             June 30, 1997             Year Ended
                                         (Unaudited)       Dec. 31, 1996             (Unaudited)             Dec. 31, 1996
                                       ------------------------------------------------------------------------------------------
FROM OPERATIONS:
  Net investment income                $    62,334,844    $    101,190,560         $    28,218,298         $     66,048,537
  Net realized gains (losses) on
    investments                                     --               2,794                      --                     (743)
------------------------------------------------------------------------------------------------------------------------------
  Net increase in net assets from
    operations                              62,334,844         101,193,354              28,218,298               66,047,794
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  NET INVESTMENT INCOME (Note 2):
  Class A shares                           (18,436,767)        (39,714,946)             (4,382,129)             (15,961,445)
  Class B shares                                (4,807)             (1,519)((1))                --                       --
  Class I shares                           (43,893,270)        (61,474,095)((2))       (23,836,169)             (50,087,092)((2))
------------------------------------------------------------------------------------------------------------------------------
  Total distributions to
    shareholders                           (62,334,844)       (101,190,560)            (28,218,298)             (66,048,537)
------------------------------------------------------------------------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold              4,847,335,321      14,864,047,666           2,254,398,389           14,570,699,743
  Proceeds from shares issued in
    connection with merger                          --         401,052,532                      --              441,805,139
  Net asset value of shares issued
    in reinvestment of
    distributions to shareholders           27,568,810          34,746,272               6,638,830               10,667,035
------------------------------------------------------------------------------------------------------------------------------
                                         4,874,904,131      15,299,846,470           2,261,037,219           15,023,171,917
  Less: payments for shares
    redeemed                            (4,909,809,272)    (14,495,691,196)         (2,349,200,451)         (14,680,865,041)
------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets from capital share
    transactions                           (34,905,141)        804,155,274             (88,163,232)             342,306,876
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS                                   (34,905,141)        804,158,068             (88,163,232)             342,306,133
NET ASSETS:
  Beginning of period                    2,443,852,882       1,639,694,814           1,270,001,635              927,695,502
------------------------------------------------------------------------------------------------------------------------------
  End of period                        $ 2,408,947,741    $  2,443,852,882         $ 1,181,838,403         $  1,270,001,635
==============================================================================================================================


                                                   Municipal                            Michigan Municipal
                                                  Money Market                             Money Market
                                                      Fund                                     Fund
                                       ------------------------------------------------------------------------------------------
                                       Six Months Ended                          Six Months Ended
                                        June 30, 1997       Year Ended             June 30, 1997      Year Ended
                                         (Unaudited)       Dec. 31, 1996            (Unaudited)     Dec. 31, 1996
                                       ------------------------------------------------------------------------------------------
FROM OPERATIONS:
  Net investment income                $    13,658,456    $    20,832,980          $   2,034,083    $   3,849,942
  Net realized gains (losses) on
    investments                                     --                 --                     --             (987)
------------------------------------------------------------------------------------------------------------------------------
  Net increase in net assets from
    operations                              13,658,456         20,832,980              2,034,083        3,848,955
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  NET INVESTMENT INCOME (Note 2):
  Class A shares                            (2,673,714)        (6,597,625)            (1,091,554)      (2,516,627)
  Class B shares                                    --                 --                     --               --
  Class I shares                           (10,984,742)       (14,235,355)((2))         (942,529)      (1,333,315)((2))
------------------------------------------------------------------------------------------------------------------------------
  Total distributions to
    shareholders                           (13,658,456)       (20,832,980)            (2,034,083)      (3,849,942)
------------------------------------------------------------------------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold              1,260,536,814      3,285,400,405            197,265,132      360,970,978
  Proceeds from shares issued in
    connection with merger                          --        281,427,973                     --               --
  Net asset value of shares issued
    in reinvestment of
    distributions to shareholders            2,886,698          4,167,474              1,097,036        2,226,403
------------------------------------------------------------------------------------------------------------------------------
                                         1,263,423,512      3,570,995,852            198,362,168      363,197,381
  Less: payments for shares
    redeemed                            (1,237,280,723)    (3,321,245,774)          (190,715,626)    (363,643,802)
------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net
    assets from capital share
    transactions                            26,142,789        249,750,078              7,646,542         (446,421)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS                                    26,142,789        249,750,078              7,646,542         (447,408)
NET ASSETS:
  Beginning of period                      814,163,554        564,413,476            121,609,534      122,056,942
------------------------------------------------------------------------------------------------------------------------------
  End of period                        $   840,306,343    $   814,163,554          $ 129,256,076    $ 121,609,534
==============================================================================================================================

(1) For the period September 14, 1996 (initial offering date of Class B Shares) through December 31, 1996.

(2) For the period March 30, 1996 (initial offering date of Class I Shares) through December 31, 1996.

                       See Notes to Financial Statements.


Pegasus Money Market Fund
------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)
------------------------------------------------------------------------------

                                                                                                          Amortized
                                                                                             Face           Cost
                     Description                                                            Amount        (Note 2)
                     -----------                                                            ------        ---------
TEMPORARY CASH INVESTMENTS -- 7.62%
  Allstate Life Insurance Co. Master Note*, 5.88%,
    7/1/97 .............................................................................    $ 5,000,000   $    5,000,000
  Commonwealth Life Insurance Co. Master Note*,
    5.91%, 7/1/97 ......................................................................      5,000,000        5,000,000
  General American Life Funding Agr. Master Note*,
    5.97%, 7/1/97 ......................................................................     15,500,000       15,500,000
  Peoples Security Life Insurance Co. Master Note*,
    5.91%, 7/1/97 ......................................................................      5,000,000        5,000,000
  Sun America Insurance Co. of America Master Note*,
    5.87%, 7/1/97 ......................................................................     10,000,000       10,000,000
  Lehman Brothers, Inc., Revolving Repurchase Agreement, 6.10%, 7/1/97
    (secured by U.S. Treasury & Agency obligations with maturities ranging from 7/1/97 through 5/1/04 at various interest rates ranging from 0.00% to
    13.00%, all held at Chase Bank) ....................................................     15,000,000       15,000,000
  Prudential Securities, Inc., Revolving Repurchase
    Agreement, 6.15%, 7/1/97 (secured by U.S. Treasury & Agency obligations with maturities ranging from 7/2/97 through 6/26/07 at various interest
    rates ranging from 0.00% to 8.20%, all held at The Bank of New York) ...............     77,000,000       77,000,000
  Salomon Brothers, Revolving Repurchase Agreement,
    6.00%, 7/1/97 (secured by various U.S. Treasury
    obligations with maturities ranging from 8/15/97
    through 2/15/07 at various interest rates ranging
    from 0.00% to 12.00%, all held at Chase Bank) ......................................     50,000,000       50,000,000
                                                                                                          --------------
                                                                                                             182,500,000
                                                                                                          --------------
COMMERCIAL PAPER -- 36.90%
  Accor Corp., 5.75%, 8/20/97 ..........................................................     16,000,000       15,872,222
  AESOP Funding Corp.:
      5.58%, 7/1/97 ....................................................................     16,000,000       16,000,000
      5.62%, 8/1/97 ....................................................................     12,000,000       11,941,927
  Akzo Nobel Inc.:
      5.64%, 7/29/97 ...................................................................     13,000,000       12,942,973
      5.64%, 8/7/97 ....................................................................     16,000,000       15,907,253
  Allomon Funding Corp.:
      5.60%, 7/11/97 ...................................................................      9,889,000        9,873,617
      5.58%, 7/21/97 ...................................................................     15,181,000       15,133,939
      5.60%, 8/5/97 ....................................................................      9,092,000        9,042,499
  Alpine Securitization Corp., 5.57%, 7/22/97 ..........................................     15,000,000       14,951,263
  Banca Serfin S.A., 5.66%, 8/6/97 .....................................................     20,000,000       19,886,800
  Barton Capital Corp.:
      5.60%, 7/7/97 ....................................................................     10,797,000       10,786,923
      5.60%, 7/24/97 ...................................................................     11,000,000       10,960,645
  Beal Cayman LTD:
      5.60%, 8/26/97 ...................................................................     17,000,000       16,851,911
      5.62%, 8/26/97 ...................................................................     20,000,000       19,825,156
  Clipper Receivables Corp., 5.64%, 8/4/97 .............................................     15,000,000       14,920,100
  Commission Federal De Electricidad, 5.60%, 9/10/97 ...................................      5,000,000        4,944,778
  Corporate Receivable Corp., 5.32%, 11/14/97 ..........................................     10,000,000        9,799,022
  CXC Inc., 5.60%, 8/22/97 .............................................................      7,000,000        6,943,378
  Explorer Pipeline Co.:
      5.60%, 7/18/97 ...................................................................     13,000,000       12,965,622
      5.60%, 8/8/97 ....................................................................     12,000,000       11,929,067
      5.59%, 8/12/97 ...................................................................     15,000,000       14,902,175


                                      6



  Franklin Resources Inc., 5.67%, 9/4/97 ...............................................     10,000,000        9,897,625
  Galleon Capital Corp., 5.60%, 8/5/97 .................................................      7,460,000        7,419,384
  General Electric Capital Corp., 5.59%, 9/5/97 ........................................     14,000,000       13,856,523
  Generale Bank, Inc., 5.40%, 7/28/97 ..................................................     21,050,000       20,964,741
  Market Street Funding 5.60%, 8/15/97 .................................................     12,000,000       11,916,000
  Mont Blanc Capital Corp.:
      5.57%, 7/10/97 ...................................................................     40,000,000       39,944,300
      5.60%, 7/25/97 ...................................................................     20,000,000       19,925,333
  Monte Rosa Capital Corp., 5.60%, 7/23/97 .............................................     20,000,000       19,931,556
  National Cooperative Serv., 5.57%, 7/22/97 ...........................................     12,404,000       12,363,697
  Pacific Dunlop Holdings, Inc., 5.64%, 9/3/97 .........................................     25,000,000       24,749,333
  Peacock Funding Inc.:
      5.61%, 8/12/97 ...................................................................      7,835,000        7,783,720
      5.61%, 8/20/97 ...................................................................      5,032,000        4,992,792
      5.63%, 9/2/97 ....................................................................      8,849,000        8,761,815
  PHH Corp.:
      5.60%, 7/2/97 ....................................................................     19,700,000       19,696,936
      5.60%, 8/5/97 ....................................................................      8,000,000        7,956,444
  Pooled Accounts Receivable Cap Note,
      5.60%, 7/15/97 ...................................................................     20,000,000       19,956,444
  Ranger Funding Corporation:
      5.65%, 7/7/97 ....................................................................     20,366,000       20,346,822
      5.58%, 7/10/97 ...................................................................     16,000,000       15,977,680
  Receivables Capital Corp.:
      5.60%, 7/25/97 ...................................................................     15,000,000       14,944,000
      5.60%, 8/8/97 ....................................................................     20,285,000       20,165,093
  Rexam Plc., 5.62%, 7/9/97 ............................................................     16,000,000       15,980,018
  Sheffield Receivables Corporation, 5.62%, 8/7/97 .....................................     12,000,000       11,930,687
  Special Purpose Account Receivable Coop Corp.,
      5.60%, 7/17/97 ...................................................................     20,000,000       19,950,222
  St. Michael Finance LTD., 5.60%, 7/8/97 ..............................................     22,000,000       21,976,044
  Sun Belt Dix Inc., 5.58%, 7/22/97 ....................................................     12,700,000       12,658,662
  Three Rivers Funding Corp., 5.60%, 7/21/97 ...........................................     26,000,000       25,919,111
  TI Group, Inc.:
      5.67%, 7/16/97 ...................................................................     10,000,000        9,976,375
      5.75%, 10/6/97 ...................................................................     18,000,000       17,721,125
      5.68%, 12/9/97 ...................................................................     17,000,000       16,568,162
  Triple A One Funding Corp.:
      5.60%, 7/28/97 ...................................................................     23,645,000       23,545,691
      5.57%, 7/30/97 ...................................................................     20,000,000       19,910,261
  WCP Funding Inc.:
      5.65%, 7/1/97 ....................................................................     10,000,000       10,000,000
      5.60%, 8/13/97 ...................................................................     25,000,000       24,832,778
  Windmill Funding Corp., 5.60%, 7/14/97 ...............................................     18,180,000       18,143,236
  Wood Street Funding Corp.:
      5.62%, 7/15/97 ...................................................................     10,000,000        9,978,144
      5.62%, 7/24/97 ...................................................................      8,000,000        7,971,276
      5.60%, 7/28/97 ...................................................................     19,000,000       18,920,200
                                                                                                          --------------
                                                                                                             883,913,500
                                                                                                          --------------


                                      7



BANKERS ACCEPTANCE NOTES -- 0.58% Corestates Bank N.A.:
      5.37%, 7/14/97 ...................................................................      4,000,000        3,992,243
      5.30%, 8/14/97 ...................................................................     10,000,000        9,935,222
                                                                                                          --------------
                                                                                                              13,927,465
                                                                                                          --------------
CORPORATE NOTES -- 13.20%
  Abbey National Treasury Services PLC., 5.50%,
      11/21/97 .........................................................................     18,000,000       17,992,906
  Burmah Castrol Finance PLC., 7.00%, 12/15/97 .........................................     16,000,000       16,098,092
  Caterpillar Financial Services Corp., 5.70%,
      7/28/97 ..........................................................................     20,000,000       20,000,000
  CIT Group, 6.75%, 4/30/98 ............................................................     10,000,000       10,042,609
  GE Engine Receivables Trust, (A/R) 5.76%, 2/14/00 ....................................     30,772,182       30,772,182
  IBM Credit Corp., 5.78%, 8/20/97 .....................................................     15,000,000       14,997,345
  Morgan Guaranty Trust Co., 5.965%, 6/22/98 ...........................................     17,000,000       16,994,450
  New York Life Insurance Co.*, Funding Agreement
      (A/R),
      5.93%, 7/1/97 ....................................................................     30,000,000       30,000,000
  PHH Corp. Medium Term F/R., 5.67%, 8/8/97 ............................................     25,000,000       24,998,695
  Republic Mase Australia Ltd. Bank Note 5.65%,
      10/31/97 .........................................................................     28,000,000       28,006,432
  Security Life of Denver Insurance Co.*, Funding
      Agreement,
      5.65%, 11/26/97 ..................................................................     12,500,000       12,500,000
  Transamerica Life Insurance & Annuity Co.*, Funding
      Agreement
      5.91%, 12/8/97 ...................................................................     50,000,000       50,000,000
  Wilmington Trust Co.:
      Amtrak 93-A, (A/R), 1/1/11 .......................................................      8,901,891        8,901,891
      Amtrak 93-I, (A/R), 1/1/11 .......................................................     10,819,439       10,819,439
      Amtrak 93-B, (A/R), 1/1/13 .......................................................     24,000,000       24,000,000
                                                                                                          --------------
                                                                                                             316,124,041
                                                                                                          --------------
CERTIFICATES OF DEPOSIT -- 15.59%
  Amro Bank, 5.98%, 3/19/98 ............................................................     15,000,000       14,997,950
  Bank One Columbus N.A. Bank Note, 5.69%, 10/28/97 ....................................     24,000,000       23,995,449
  Banque Nationale De Paris:
      5.70%, 8/4/97 ....................................................................     16,000,000       16,000,330
      5.75%, 2/26/98 ...................................................................     23,000,000       22,992,759
  Beta Finance Corp. Medium Term, 5.82%, 1/28/98 .......................................     22,000,000       22,000,000
  Canadian Imperial Bank of Commerce:
      5.685%, 3/2/98 ...................................................................     15,000,000       14,987,044
      5.95%, 6/29/98 ...................................................................     16,500,000       16,489,027
  Deutsche Bank:
      5.55%, 11/5/97 ...................................................................     12,000,000       11,997,575
      6.26%, 4/15/98 ...................................................................     20,000,000       19,993,984
  Dresdner Bank AG, 5.60%, 7/3/97 ......................................................     11,000,000       11,000,000
  Landesbank Hessen Thuringen,
      5.94%, 6/19/98 ...................................................................     13,000,000       12,992,790
  LaSalle National Bank, 5.93%, 3/10/98 ................................................     20,000,000       20,000,000
  National Australia Bank, 5.80%, 10/3/97 ..............................................     30,025,000       30,027,974
  PNC Bank, 5.67%, 10/1/97 .............................................................     25,000,000       24,995,067
  Rabobank Nederland NV, 6.05%, 3/27/98 ................................................     15,000,000       14,991,558


                                      8



  Societe Generale:
      5.80%, 8/26/97 ...................................................................     19,000,000       19,000,000
      5.85%, 10/1/97 ...................................................................     10,000,000       10,000,437
      5.80%, 1/13/98 ...................................................................     15,000,000       14,995,105
      6.21%, 5/6/98 ....................................................................     20,000,000       19,995,155
  Toronto Dominion Bank,
      5.74%, 1/7/98 ....................................................................     27,000,000       26,999,959
  Westpac Banking Corp., 5.97%, 3/24/98 ................................................      5,000,000        4,996,386
                                                                                                          --------------
                                                                                                             373,448,549
                                                                                                          --------------
TIME DEPOSITS -- 26.11%
  Bank Brussels Lambert, 6.1875%, 7/1/97 ...............................................     98,000,000       98,000,000
  Bank of Tokyo-Mitsubishi Ltd, 6.25%, 7/1/97 ..........................................     70,000,000       70,000,000
  Bank One Indiana, 6.25%, 7/1/97 ......................................................     50,000,000       50,000,000
  Bank One N.A., 6.25%, 7/1/97 .........................................................     20,000,000       20,000,000
  Canadian Imperial Bank of Commerce, 6.375%, 7/1/97 ...................................     60,000,000       60,000,000
  Dai Ichi Kangyo Bank, 6.25%, 7/1/97 ..................................................     50,000,000       50,000,000
  Deutsche Bank, 6.25%, 7/1/97 .........................................................     50,000,000       50,000,000
  Key Bank N.A., 6.50%, 7/1/97 .........................................................     58,000,000       58,000,000
  Midland Bank PLC, 6.50%, 7/1/97 ......................................................     21,383,000       21,383,000
  Royal Bank of Canada, 6.375%, 7/1/97 .................................................     75,000,000       75,000,000
  Toronto Dominion Bank, 6.375%, 7/1/97 ................................................     65,000,000       65,000,000
  Union Bank of Switzerland, 6.50%, 7/1/97 .............................................      8,000,000        8,000,000
                                                                                                          --------------
                                                                                                             625,383,000
                                                                                                          --------------
TOTAL INVESTMENTS ......................................................................                  $2,395,296,555
                                                                                                          ==============

A/R -- Adjustable Rate
* -- Restricted Security (See Note 7)

See Notes to Financial Statements.

Pegasus Treasury Money Market Fund
------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)
------------------------------------------------------------------------------

                                                                                                          Amortized
                                                                                             Face           Cost
                     Description                                                            Amount        (Note 2)
                     -----------                                                            ------        ---------
TEMPORARY CASH INVESTMENTS -- 74.78%
  Aubrey Langston Revolving Repurchase Agreement, 5.90%, 7/1/97 (secured by various U.S. Treasury obligations with maturities ranging from 11/30/99 through 11/15/06 at various interest rates ranging from 0.00% to 7.875%,
    all held at Chase Bank) ......................................................          $ 50,000,000  $   50,000,000
  Barclays Inc., Revolving Repurchase Agreement,
    5.90%, 7/1/97 (secured by various U.S. Treasury obligations with maturities ranging from 10/2/97 through 2/15/07 at various interest rates
    ranging from 0.00% to 7.25%, all held at The Bank of New York)...............             52,443,000      52,443,000
  Bear Stearns & Co., Inc., Revolving Repurchase
    Agreement, 5.90%, 7/1/97 (secured by various U.S. Treasury obligations with maturities ranging from 8/15/97 through 5/15/07 at various interest
    rates ranging from 0.00% to 12.00%, all held at the Custodial Trust Company)..           250,000,000     250,000,000
  Donaldson Lufkin, Inc., Revolving Repurchase
    Agreement 5.90%, 7/1/97 (secured by U.S. Treasury obligations with maturities ranging from 9/18/97 through 2/15/06 at various interest rates
    ranging from 0.00% to 12.375%, all held at The Bank of New York) .............            53,000,000      53,000,000
  Dresdner Kleinwort Benson, NA, Revolving Repurchase
    Agreement, 5.90%, 7/1/97 (secured by U. S.
    Treasury Notes maturing 6/30/99 at 6.00%, held at Chase Bank) ................            53,000,000      53,000,000
  First Union Capital Markets, Revolving Repurchase
    Agreement, 6.00%, 7/1/97 (secured by various U.S. Treasury Notes with maturities ranging from 6/30/98 through 6/30/99 at various interest rates
    ranging from 6.00% to 6.25%, all held at Bankers Trust Company) ..............           160,000,000     160,000,000
  Goldman Sachs Agency, Revolving Repurchase
    Agreement, 5.50%, 7/1/97 (secured by U.S.
    Treasury Notes maturing 6/30/99 at 6.00%, held at The Bank of New York) ......            53,000,000      53,000,000
  Greenwich Capital Markets, Inc., Revolving
    Repurchase Agreement, 6.00%, 7/1/97 (secured by various U.S. Treasury obligations with maturities ranging from 8/15/97 through 5/15/07 at
    various interest rates ranging from 7.50% to 12.00%, all held at Chase Bank) .            53,000,000      53,000,000
  H.S.B.C. Treasury, Revolving Repurchase Agreement,
    5.90%, 7/1/97 (secured by various U.S. Treasury Notes with maturities ranging from 11/15/01 through 8/15/04, at various interest rates ranging
    from 5.875% to 7.50%, all held at Chase Bank) ................................            53,000,000      53,000,000
   NationsBank Capital Markets, Inc., Revolving
    Repurchase Agreement, 6.00%, 7/1/97 (secured by various U.S. Treasury obligations with maturities ranging from 8/15/02 through 1/15/07 at
    various interest rates ranging from 3.375% to 7.875%, all held at Chemical Bank)         102,000,000     102,000,000
                                                                                                            ------------
                                                                                                             879,443,000
                                                                                                            ------------


                                     10



U.S. GOVERNMENT OBLIGATIONS -- 25.22%
  U.S. Treasury Securities -- 25.22%
    U.S. Treasury Bills:
        5.3125%, 8/21/97 ...............................................................      25,000,000      24,820,083
        5.285%, 1/8/98 .................................................................      20,000,000      19,440,529
    U.S. Treasury Notes:
        5.875%, 07/31/97 ...............................................................      45,000,000      45,003,775
        6.500%, 08/15/97 ...............................................................      22,000,000      22,028,352
        5.750%, 09/30/97 ...............................................................      40,000,000      39,997,171
        5.625%, 10/31/97 ...............................................................      50,000,000      49,997,527
        5.250%, 12/31/97 ...............................................................      55,000,000      54,929,616
        7.875%, 04/15/98 ...............................................................      20,000,000      20,280,702
        6.125%, 05/15/98 ...............................................................      20,000,000      20,059,882
                                                                                                          --------------
                                                                                                             296,557,637
                                                                                                          --------------
TOTAL INVESTMENTS ......................................................................                  $1,176,000,637
                                                                                                          ==============


                     See Notes to Financial Statements.

Pegasus Municipal Money Market Fund
------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)
------------------------------------------------------------------------------

                                                                                           Amortized
                                                                  Interest                    Cost
                     Description                        Rating*    Rate***   Face Amount    (Note 2)
                     -----------                        -------   --------   -----------   ---------
Alabama -- 1.64%
Decatur Industrial Development, AMT, 1/1/27 .........   VMIG 1      4.30%    $ 5,700,000   $  5,700,000
Port City Medical Clinic, C/P, 8/6/97 ...............   VMIG 1      3.60%      8,400,000      8,400,000
                                                                                           ------------
                                                                                             14,100,000
                                                                                           ------------

Alaska -- 2.87%
City of Valdez, 5/1/31 ..............................   VMIG 1      4.25%      8,000,000      8,000,000
Valdez Marine Terminal-Arco Transportation, C/P,
  9/12/97 ...........................................   VMIG 1      3.75%      7,000,000      7,000,000
Valdez Marine Terminal Revenue, Alaska C/P, 8/21/97 .   VMIG 1      3.90%      9,700,000      9,700,000
                                                                                           ------------
                                                                                             24,700,000
                                                                                           ------------

Arizona -- 2.38%
Chandler IDR -- Parsons Municipal Services, 12/15/09    A1+         4.10%      4,500,000      4,500,000
Cochise Co. Pollution Control, C/P, AMT, 9/1/97 .....   VMIG 1      3.50%      8,100,000      8,100,000
Cococino Co. Pollution Control, C/P, AMT, 10/1/29 ...   P1          4.30%      7,900,000      7,900,000
                                                                                           ------------
                                                                                             20,500,000
                                                                                           ------------

Connecticut -- 0.52%
Connecticut State Special Assessment (FGIC), 7/1/97 .   VMIG 1      3.90%      4,500,000      4,500,000
                                                                                           ------------

District of Columbia -- 2.09%
District of Columbia General Obligation, 9/30/97 ....   VMIG 1      3.98%     18,000,000     18,000,000
                                                                                           ------------

Florida -- 6.89%
Florida State Municipal Power, C/P, 8/22/97 .........   P1          3.70%     11,500,000     11,500,000
Jacksonville Health Facilities Authority Revenue,
  6/1/20 ............................................   A1+         4.60%      4,900,000      4,900,000
Sarasota Co Public, C/P, Series A, 8/22/97 ..........   VMIG 1      3.80%     10,000,000     10,000,000
Sarasota Co Public, C/P, Series B, 8/22/97 ..........   VMIG 1      3.80%      9,000,000      9,000,000
St. Lucie Co. Pollution Control Rev., C/P, 9/12/97 ..   VMIG 1      3.65%     16,350,000     16,350,000
Sunshine State Governmental, C/P, 7/18/97 ...........   VMIG 1      3.80%      7,500,000      7,500,000
                                                                                           ------------
                                                                                             59,250,000
                                                                                           ------------

Illinois -- 9.64%
Carol Stream Multifamily Revenue, AMT, 3/15/27 ......   A1+         4.25%      5,000,000      5,000,000
Chicago Gas Supply Revenue, VRDB, 12/1/97 ...........   VMIG 1      3.70%      7,500,000      7,500,000
Chicago Illinois, General Obligation, 10/31/97 ......   VMIG 1      3.55%     26,000,000     26,000,000
Illinois Development Authority Environment, 5/1/32 ..   **N/R       4.30%     14,325,000     14,325,000
Illinois Development Authority Revenue, MBIA,
  11/15/27 ..........................................   VMIG 1      4.20%     15,000,000     15,000,000
Illinois Health Facilities Authorities Revenue,
  1/1/16 ............................................   VMIG 1      4.25%      6,100,000      6,100,000
Lake Cook Kane and Machinery, Counties, School
  District, 12/30/97 ................................   **N/R       3.95%      9,000,000      9,008,371
                                                                                           ------------
                                                                                             82,933,371
                                                                                           ------------


                                     12



Indiana -- 5.12%
Burns Harbor IDR, AMT, 3/1/16 .......................   **N/R       4.30%      9,000,000      9,000,000
Indiana State Solid Waste, 7/11/97 ..................   P-1         3.55%      8,000,000      8,000,000
Indiana DFA Solid Waste, 9/9/97 .....................   P-1         3.70%     20,000,000     20,000,000
Jasper Co. Pollution Control Revenue, C/P, 8/22/97 ..   VMIG 1      3.60%      7,000,000      7,000,000
                                                                                           ------------
                                                                                             44,000,000
                                                                                           ------------

Kentucky -- 4.31%
Clark Co. Pollution Control Revenue, 11/15/97 .......   VMIG 1      3.75%      8,100,000      8,100,000
Henderson Co. Solid Waste Disposal Rev, AMT, 3/1/15 .   VMIG 1      4.25%      9,000,000      9,000,000
Kentucky Economic Development Authority Hospital
  Facilities, 8/15/31 ...............................   A1+         4.10%     20,000,000     20,000,000
                                                                                           ------------
                                                                                             37,100,000
                                                                                           ------------

Louisiana -- 1.27%
Plaqeumines Port Harbor Terminal Rev., 9/1/97 .......   Aa 2        4.11%      4,000,000      4,001,319
South Lousiana Port Revenue, 1/1/27 .................   VMIG 1      4.20%      6,900,000      6,900,000
                                                                                           ------------
                                                                                             10,901,319
                                                                                           ------------

Massachusetts -- 1.96%
Massachusetts Municipal Wholesale Electric, 7/1/97 ..   Aaa         8.75%     11,605,000     11,837,100
Massachusetts Bay Transportation Authority C/P,
  8/8/97 ............................................   VMIG 1      3.60%      5,000,000      5,000,000
                                                                                           ------------
                                                                                             16,837,100
                                                                                           ------------

Michigan -- 10.63%
Dearborn Economic Development Corp. Revenue, 3/1/25 .   A1          4.15%      1,900,000      1,900,000
Farmington Hills EDR. Corp., 11/1/10 ................   A1          4.20%      2,300,000      2,300,000
Grand Rapids Individual Development Revenue, 1/1/10 .   A1          4.30%      4,200,000      4,200,000
Ingham Co. Economic Development C/P Limited
  Obligation Revenue 4/1/22 .........................   A1+         4.15%      3,370,000      3,370,000
Jackson Co. Economic Development Corp., Limited
  Obligation Revenue, 6/1/17 ........................   **N/R       4.30%      2,800,000      2,800,000
Kalamazoo Co. EDC. Revenue, 6/1/20 ..................   A-1         4.15%        500,000        500,000
Kent Hospital Finance Authority Revenue, Series A,
  01/15/20 ..........................................   VMIG 1      4.15%      9,700,000      9,700,000
Macomb Township EDC. Limited Obligation Revenue, AMT,
  1/1/03 ............................................   VMIG 1      4.20%        700,000        700,000
Meridian Limited Obligation, EDC., 11/15/14 .........   A1+         4.10%      1,000,000      1,000,000
Michigan Higher Education Facilities Authority,
  3/1/27 ............................................   ***N/R      4.20%        300,000        300,000
Michigan Higher Education Student Loan, AMT, 10/1/15    VMIG 1      4.25%      3,100,000      3,100,000
Michigan State Hospital Finance Authority,
  12/1/23 ...........................................   VMIG 1      4.30%      3,000,000      3,000,000
Michigan State Hospital Finance Authority, 8/15/15 ..   VMIG 1      4.15%      1,000,000      1,000,000
Michigan State Hospital Finance Authority Revenue,
  12/1/23 ...........................................   VMIG 1      4.30%      3,600,000      3,600,000
Michigan State Hospital Finance Authority Revenue,
  12/1/23 ...........................................   VMIG 1      4.30%      2,800,000      2,800,000


                                     13



Michigan State Hospital Finance Authority Revenue,
  12/1/23 ...........................................   VMIG 1      4.30%      2,700,000      2,700,000
Michigan State Housing Development Authority, Rental
  Revenue, 4/1/19 ...................................   A1+         4.35%      2,300,000      2,300,000
Michigan State Housing Development Authority,
  Revenue, 12/1/07 ..................................   VMIG 1      4.10%      3,300,000      3,300,000
Michigan State Housing Development Authority,
  Revenue, 4/1/16 ...................................   VMIG 1      4.15%      3,400,000      3,400,000
Michigan State Housing Development Authority,
  Revenue, 10/1/07 ..................................   VMIG 1      4.10%      2,600,000      2,600,000
Michigan State Housing Development Authority, Revenue
  C/P, AMT, 7/7/97 ..................................   VMIG 1      3.80%      4,000,000      4,000,000
Michigan State Job Development Authority, Revenue,
  Sugar Sebewa, 9/1/00 ..............................   Aa 3        4.26%      2,000,000      2,000,000
Michigan State Strategic Building C/P, 9/4/97 .......   P-1         3.80%     16,000,000     16,000,000
Michigan State Strategic Fund Limited Obligation
  Revenue AMT, 12/1/16 ..............................   **N/R       4.30%      2,000,000      2,000,000
Michigan State Strategic Fund Limited Obligation,
  Revenue, AMT, 12/1/14 .............................   **N/R       4.35%      1,325,000      1,325,000
Michigan State Strategic Fund Limited Obligation,
  Revenue, AMT, 4/1/10 ..............................   VMIG 1      4.30%        400,000        400,000
Michigan State Strategic Fund Limited Obligation,
  Revenue, AMT, 6/1/15 ..............................   **N/R       4.35%      2,500,000      2,500,000
Michigan State Strategic Fund Limited Obligation,
  Revenue, AMT 2/1/22 ...............................   **N/R       4.30%        900,000        900,000
Michigan State Strategic Fund PCR-Consumers, 9/1/00 .   A1+         4.15%      2,600,000      2,600,000
Wayne Charter Co. Airport Revenue, AMT, 12/1/16 .....   VMIG 1      4.25%      5,100,000      5,100,000
                                                                                           ------------
                                                                                             91,395,000
                                                                                           ------------

Minnesota -- 1.95%
Minnesota State Higher Education Facilities Authority
  Revenue, Series 3-L2 VRDB, 11/1/12 ................   VMIG 1      4.05%      5,400,000      5,400,000
Rochester General Obligation, 11/1/99 ...............   **N/R       4.10%     11,400,000     11,400,000
                                                                                           ------------
                                                                                             16,800,000
                                                                                           ------------

Missouri -- 0.58%
Missouri State Health & Educational Facilities
  Authority VRDB, 6/1/22 ............................   A1+         4.15%      5,000,000      5,000,000
                                                                                           ------------

Nebraska -- 1.80%
Nebraska Investment Finance Authority Revenue, 9/1/29   A1+         3.90%     15,500,000     15,500,000
                                                                                           ------------

New Hampshire -- 1.16%
New Hampshire State Business Finance Revenue, AMT,
  5/1/21 ............................................   VMIG 1      4.30%     10,000,000     10,000,000
                                                                                           ------------


                                     14



New York -- 5.55%
Housing Corp. Revenue RFD, 11/1/97 ..................   Aaa         9.00%     20,000,000     20,745,987
Municipal Assistance Corp. C/P, 8/8/97 ..............   VMIG 1      3.80%      8,200,000      8,200,000
New York City General Obligation, 2/15/13 ...........   VMIG 1      4.15%      8,800,000      8,800,000
New York Municipal Water Finance Authority, C/P,
  7/31/97 ...........................................   P1          3.70%     10,000,000     10,000,000
                                                                                           ------------
                                                                                             47,745,987
                                                                                           ------------

Ohio -- 2.09%
Montgomery Co. Hospital Revenue C/P, 7/9/97 .........   VMIG 1      3.90%     10,000,000     10,000,000
Ohio State Water Development Authority PCR., AMT
  5/1/18 ............................................   P1          4.10%      8,000,000      8,000,000
                                                                                           ------------
                                                                                             18,000,000
                                                                                           ------------

Oregon -- 0.67%
Port Marrow Environmental Impact Revenue, AMT,
  12/1/31 ...........................................   VMIG 1      4.35%      5,800,000      5,800,000
                                                                                           ------------

Pennsylvania -- 5.57%
Allegheny Co. IDR VRDB-United Jewish, Federation,
  10/1/25 ...........................................   VMIG 1      4.25%      9,900,000      9,900,000
Carbon Co. C/P, 9/8/97 ..............................   P1          3.70%      6,000,000      6,000,000
Carbon Co. C/P, 8/21/97 .............................   P1          3.95%      7,000,000      7,000,000
Indiana Co. Individual Development Authority, PCR.,
  6/1/27 ............................................   VMIG 1      4.25%     25,000,000     25,000,000
                                                                                           ------------
                                                                                             47,900,000
                                                                                           ------------

South Carolina -- 2.91%
Piedmont Municipal Power Agency Revenue, 1/1/22 .....   VMIG 1      4.10%     10,000,000     10,000,000
York Co. Pollution Control Revenue, 9/15/97 .........   VMIG 1      3.60%     15,000,000     15,000,000
                                                                                           ------------
                                                                                             25,000,000
                                                                                           ------------

South Dakota -- 3.14% South Dakota HDA., AMT:
  Series E, 11/13/97 ................................   VMIG 1      3.75%      7,000,000      7,000,000
  Series C, 12/14/00 ................................   VMIG 1      4.40%     10,000,000     10,000,000
  Series E, 12/14/00 ................................   VMIG 1      3.90%     10,000,000     10,000,000
                                                                                           ------------
                                                                                             27,000,000
                                                                                           ------------

Tennessee -- 1.69%
Oak Ridge IDB, AMT, 1/1/06 ..........................   Aa3         4.30%     10,000,000     10,000,000
Shelby Co. Health, Educational, & Housing Revenue
  Series C, 8/1/97 ..................................   VMIG 1      4.05%      4,540,000      4,540,000
                                                                                           ------------
                                                                                             14,540,000
                                                                                           ------------


                                     15



Texas -- 14.08%
Austin Utility, C/P, 9/19/97 ........................   P1          3.70%     15,400,000     15,400,000
Dallas Area Rapid Transit C/P:
  7/11/97 ...........................................   P1          3.45%      9,000,000      9,000,000
  11/21/97 ..........................................   P1          3.60%     10,000,000     10,000,000
Gulf Coast Waste Disposal Authority, AMT, 5/1/24 ....   VMIG 1      3.60%      8,000,000      8,000,000
North Central Health Facility Development, C/P 6/1/21   VMIG 1      4.15%      5,600,000      5,600,000
North Central Methodist, C/P, 9/16/97 ...............   VMIG 1      3.70%      8,700,000      8,700,000
Panhandle Plan Higher Education Authority Revenue,
  AMT, Series A, 6/1/21 .............................   VMIG 1      4.25%      6,000,000      6,000,000
Port Corpus Christi, AMT, C/P, 9/16/97 ..............   P1          3.75%     12,100,000     12,100,000
Port of Corpus Christi Authority Revenue, 9/1/14 ....   A1+         4.00%      6,400,000      6,400,000
Texas State General Obligation, 8/29/97 .............   VMIG 1      4.75%     23,000,000     23,028,832
Texas Hospital Equipment Finance Council Revenue,
  4/7/05 ............................................   VMIG 1      4.30%      7,870,000      7,870,000
Tyler Health Facilities Development Corp. C/P,
  8/15/97 ...........................................   VMIG 1      3.80%      9,000,000      9,000,000
                                                                                           ------------
                                                                                            121,098,832
                                                                                           ------------

Utah -- 1.08%
Intermountain Power Agency, C/P, 9/15/97 ............   VMIG 1      3.70%      9,300,000      9,300,000
                                                                                           ------------

Vermont -- 1.30%
Vermont Educational Health Building Agency Revenue,
  11/1/97 ...........................................   Aa          3.75%      6,730,000      6,730,000
Vermont Student Assistance Corp. Revenue, 1/1/04 ....   VMIG 1      3.80%      4,200,000      4,200,000
                                                                                           ------------
                                                                                             10,930,000
                                                                                           ------------

Virginia -- 2.78%
King George Co. IDA. Revenue, AMT, 3/1/27 ...........   A1+         4.30%      8,000,000      8,000,000
King George Co. IDA. Revenue, AMT, 4/1/26 ...........   A1+         4.30%      5,900,000      5,900,000
Virginia St. Public School Authority, 4/1/98 ........   Aa2         3.60%     10,045,000     10,044,090
                                                                                           ------------
                                                                                             23,944,090
                                                                                           ------------

Washington -- .23%
Port Seattle Revenue, AMT, 9/1/22 ...................   VMIG 1      4.20%      2,000,000      2,000,000
                                                                                           ------------

West Virginia -- 1.54%
West Virginia Public Authority Revenue, C/P 7/11/97 .   Aa1         3.90%      7,250,000      7,250,000
West Virginia Public Energy Authority Revenue, C/P,
  AMT, 8/15/97 ......................................   Aa1         3.90%      6,000,000      6,000,000
                                                                                           ------------
                                                                                             13,250,000
                                                                                           ------------
                                                                                            838,025,699
                                                                                           ------------

Puerto Rico -- 2.56%
Puerto Rico Commonwealth Revenue, 7/30/97 ...........   MIG 1       4.00%     22,000,000     22,009,782
                                                                                           ------------
TOTAL INVESTMENTS ...................................                                      $860,035,481
                                                                                           ============



                                     16




                           Investment Abbreviations


AMBAC   -- AMBAC Indemnity Corp.
AMT     -- Alternative Minimum Tax
BIGI    -- Bond Investors Guaranty Insurance Co.
C/P     -- Commercial Paper
EDC     -- Economic Development Corporation
EDR     -- Economic Development Revenue
FGIC    -- Financial Guaranty Insurance Company
FSA     -- Financial Securities Assurance Corp.
GO      -- General Obligation
HCF     -- Health Care Facilities
HR      -- Housing Revenue
HDA     -- Housing Development Authority
HFA     -- Housing Finance Authority
IDA     -- Individual Development & Export
           Authority
IDB     -- Industrial Development Board
IDR     -- Industrial Development Revenue
MBIA    -- Municipal Bond Insurance Association
PCR     -- Pollution Control Revenue
PFA     -- Public Facilities Authority
RFD     -- Refunded Bond
TAN     -- Tax Anticipation Note
TRAN    -- Tax Revenue Anticipation Note
UPDATE  -- Unit Priced Daily Adjustable Tax
           Exempt Securities
VRDB    -- Variable Rate Demand Bond
VRDN    -- Variable Rate Demand Note



  * Rating -- Moody's when rated, otherwise Standard & Poor's.

 ** N/R -- Investment is not rated, yet deemed by the Investment Advisor as an acceptable credit and having characteristics equivalent to obligations rated AA or MIG 1 by Moody's, AA or A-1+ by Standard & Poor's.

*** Interest rates on variable rate securities are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at June 30, 1997.
    Pegasus Michigan Municipal Money Market Fund


                 See Notes to Financial Statements.

Pegasus Michigan Municipal Money Market Fund
------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1997 (Unaudited)
------------------------------------------------------------------------------

                                                                                           Amortized
                                                                  Interest                   Cost
                     Description                        Rating*    Rate***   Face Amount   (Note 2)
                     -----------                        -------   --------   -----------   --------
Michigan -- 95.38%
Ann Arbor School District, GO, 5/1/98 ...............     Aa 2      4.75%     $5,512,560   $  5,512,560
Ann Arbor EDC Ltd. Obligation VRDN-Webers Industries,
  5/1/00 ............................................   **N/R       4.20%        575,000        575,000
Cornell Twp. EDC, IDR, Mead Escanaba Paper Co.
  9/4/97 ............................................     A1+       3.70%      1,900,000      1,900,000
  9/8/97 ............................................     A1+       3.70%      1,700,000      1,700,000
Dearborn EDC Ltd. Obligation VRDB-Oakbrook Common,
  3/1/25 ............................................     A1        4.15%      1,600,000      1,600,000
Detroit Downtown Development Authority VRDB-
  Millender Center Project, 12/1/10 .................     VMIG 1    4.35%      2,900,000      2,900,000
Farmington Hills EDR Ltd. Obligation VRDB- Brookfield
  Building Assn., 11/1/10 ...........................     A1        4.20%      2,920,000      2,920,000
Grand Rapids Water Supply, RFD, Series 1988,
  1/1/98 ............................................     Aaa      7.875%      6,003,467      6,003,467
Grand Rapids, IDR, Rowe International, Inc., 1/1/10 .     A1        4.25%      1,100,000      1,100,000
Holland EDC VRDB-Thrifty Holland, Inc., 3/1/13 ......     A1        3.85%      2,300,000      2,300,000
Ingham Co. EDC VRDB-Martin Luther Memorial Home,
  Inc., 4/1/22 ......................................     A1+       4.15%      3,000,000      3,000,000
Jackson Co. EDC VRDB-Steel Treating, 6/1/17 .........   **N/R       4.30%      2,200,000      2,200,000
Kalamazoo General Obligation, 12/1/97 ...............     MIG 1     3.60%      4,501,446      4,501,446
Kalamazoo Co. EDC VRDB-Industrial & Economic
  Development WBC Properties Ltd., 9/1/15 ...........   **N/R       4.69%      1,000,000      1,000,000
Kalamazoo EDC Ltd. Obligation, 6/1/20 ...............     A1        4.15%      1,075,000      1,075,000
Kent Hospital, VRDB-Butterworth Hospital, 1/15/20 ...     VMIG 1    4.15%        700,000        700,000
Meridian EDC Ltd. Obligation VRDB-Hannah
  Technologies, 11/15/14 ............................     A1+       4.10%      2,200,000      2,200,000
Michigan Higher Education, Ltd. Obligation,
  VRDB-Davenport Project, 3/1/27 ....................   **N/R       4.20%      1,700,000      1,700,000
Michigan Municipal Bond Authority Series A
  7/3/97 ............................................     SP 1+     4.50%      3,500,110      3,500,110
Michigan Municipal Bond Authority, RFD,
  School Group 14, 5/1/98 ...........................     AAA       7.80%      1,987,377      1,987,377
Michigan State General Obligation, 9/30/97 ..........     MIG 1     4.50%      6,511,224      6,511,224
Michigan State Hospital VRDB-Hospital Equipment Loan
  Program, 12/1/23 ..................................     VMIG 1    4.30%        100,000        100,000
Michigan State Hospital VRDB-Hospital Equipment Loan
  Program, 12/1/23 ..................................     VMIG 1    4.30%      2,000,000      2,000,000
  Equipment Loan Program, Series A, 12/1/23 .........     VMIG 1    4.30%      1,300,000      1,300,000
Michigan State HDA C/P, Series A, AMT:
  8/7/97 ............................................     VMIG 1     3.80%     3,170,000      3,170,000
  9/9/97 ............................................     VMIG 1     3.70%     5,000,000      5,000,000
Michigan State HDA VRDB-Rental Housing, Series B,
  4/1/19 ............................................     VMIG 1     4.15%     1,600,000      1,600,000
Michigan State HDA, Series C, 4/1/19 ................     AA         4.35%       900,000        900,000


                                     18


Michigan State HDA Ltd. Obligation VRDB
  Pine Ridge, 10/1/07 ...............................     VMIG 1     4.10%     1,000,000       1,000,000
  Laurel Valley, 12/1/07 ............................     VMIG 1     4.10%       300,000         300,000
  Woodland Meadows, 3/1/13 ..........................     VMIG 1     4.30%     2,000,000       2,000,000
Michigan State Job Development Authority PCR:
  VRDN-Sugar Sebewa, 9/1/00 .........................     Aa 3       4.26%       600,000         600,000
  VRDN-Hitachi Metals, 1/1/04 .......................     Aa 3       3.90%     1,800,000       1,800,000
  VRDB-Mazda Motors Mfg. USA Corp., 10/1/08 .........     VMIG 1     4.44%     6,000,000       6,000,000
Michigan State Strategic Building C/P, 9/4/97 .......     P 1        3.80%     6,000,000       6,000,000
Michigan State Strategic Fund PCR VRDN-
  Consumers Power Co., 9/1/00 .......................     A1+        4.15%       400,000         400,000
Michigan State Strategic Fund Ltd. Obligation
  VRDB-Applied Textile, Inc., 7/1/08 ................   **N/R        4.20%     1,700,000       1,700,000
Michigan State Strategic Fund Ltd. Obligation AMT:
  VRDN-Alpha Tech, Inc., 10/1/97 ....................     Aa 2       4.40%     6,000,000       6,000,000
  VRDN-Michigan & Wayne Disposal Inc.,
    4/1/99 ..........................................     A1         4.30%       750,000         750,000
  VRDN-Thorn Apple Valley Inc., 12/1/05 .............     A1         4.30%     1,000,000       1,000,000
  VRDN-West Riverbank, 11/1/06 ......................     A1         4.30%     1,500,000       1,500,000
  VRDB-United Waste System, Inc., 4/1/10 ............     VMIG 1     4.30%     4,300,000       4,300,000
  VRDB-Dennenlease, 4/1/10 ..........................   **N/R        4.25%     2,015,000       2,015,000
  VRDB-Ironwood Plastics, Inc., 11/11 ...............   **N/R        4.25%     1,275,000       1,275,000
  VRDB-CEC Products Co., 6/15 .......................   **N/R        4.35%       400,000         400,000
  VRDB-Petosky Plastics Inc., 8/16 ..................   **N/R        4.30%     3,000,000       3,000,000
  VRDB-TEI Investments LLC, 2/1/22 ..................   **N/R        4.30%     1,300,000       1,300,000
Michigan State Strategic Fund Ltd. Obligation
  VRDN-Freezer Services, 10/1/97 ....................   **N/R        4.25%       390,000         390,000
Michigan State Strategic Fund IDR VRDB- Trust Co.,
  Series C, 10/1/11 .................................     Aa3        4.30%     1,500,000       1,500,000
Michigan Underground C/P, 7/14/97 ...................     P 1        3.80%     6,000,000       6,000,000
Wayne Charter Co. Airport AMT VRDB
  Series A, 12/1/16 .................................     VMIG 1     4.25%     5,600,000       5,600,000
                                                                                            ------------
                                                                                             123,786,184
                                                                                            ------------
PUERTO RICO -- 4.62%
Commonwealth of Puerto Rico Transportation,
  7/30/97 ...........................................     MIG 1      4.00%     6,002,668       6,002,668
                                                                                            ------------
TOTAL INVESTMENTS ...................................                                       $129,788,852
                                                                                            ============


                                     19




                            Investment Abbreviations


AMBAC    -- AMBAC Indemnity Corp.
AMT      -- Alternative Minimum Tax
BIGI     -- Bond Investors Guaranty Insurance Co.
C/P      -- Commercial Paper
EDC      -- Economic Development Corporation
EDR      -- Economic Develop Revenue
FGIC     -- Financial Guaranty Insurance Company
FSA      -- Financial Securities Assurance Corp.
GO       -- General Obligation
HCFA     -- Health Care Facilities
HR       -- Housing Revenue
HDA      -- Housing Development Authority
HFA      -- Housing Finance Authority
IDA      -- Individual Development & Export Authority
IDR      -- Industrial Development Revenue
MBIA     -- Municipal Bond Insurance Association
PCR      -- Pollution Control Revenue
PFA      -- Public Facilities Authority
RFD      -- Pre-Refunded Bond
TAN      -- Tax Anticipation Note
TRAN     -- Tax Revenue Anticipation Note
UPDATE   -- Unit Priced Daily Adjustable Tax Exempt Securities
VRDB     -- Variable Rate Demand Bond
VRDN     -- Variable Rate Demand Note


  * Rating -- Moody's when rated, otherwise Standard & Poor's.

 ** N/R -- Investment is not rated, yet deemed by the Investment Advisor as an acceptable credit and having characteristics equivalent to obligations rated AA or MIG 1 by Moody's, AA or A-1+ by Standard & Poor's.

*** Interest rates on variable rate securities are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at June 30, 1997.

                     See Notes to Financial Statements.



                                      20


Pegasus Money Market Funds
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------------


(1)   General

      The Pegasus Funds (Pegasus), formerly "The Woodward Funds" was organized as a Massachusetts business trust on April 21, 1987 and registered under the Investment Company Act of 1940, as amended (the Act), as an open-end investment company. As of June 30, 1997 Pegasus consisted of twenty-seven separate series of which there were four money market funds (the Money Market Funds or the Funds), as described below.


  Pegasus Money Market Fund
  Pegasus Treasury Money Market Fund
  Pegasus Municipal Money Market Fund
  Pegasus Michigan Municipal Money Market Fund

      The Money Market Funds commenced operations on January 4, 1988, except for the Michigan Municipal Money Market Fund and the Treasury Money Market Fund, which commenced operations on January 23, 1991 and January 1, 1993, respectively.

      On September 14, 1996, Pegasus Money Market Funds (formerly The Woodward Money Market Funds) acquired all the net assets of the Prairie Money Market Funds pursuant to an Agreement and Plan of Reorganization (the "Plan"). Shareholders of each reorganizing portfolio approved the Plan which called for the transfer of the assets, subject to the liabilities, of each Prairie Fund to the corresponding Pegasus Fund. The Plan also called for the issuance of shares by the Pegasus Fund to the shareholders of the corresponding Prairie Fund, such shares being equal in value to the net assets so transferred.

      In accordance with generally accepted accounting principles, the historical cost of investment securities was carried forward to the surviving fund (the Pegasus Fund which is the accounting survivor for performance measurement purposes as noted in the table that follows) and the results of operations for precombination periods for the surviving fund were not restated. The financial statements do not reflect the expenses of the reorganization. The combination of the funds was treated as a tax free business combination and accordingly was accounted for by a method of accounting for tax free mergers of investment companies (sometimes referred to as the pooling without restatement method). The following table sets forth the name of the surviving fund (for the number of shares issued in connection with the various mergers and the net assets transferred, see Note 5):


              Former                                                           Current
             Woodward                      Former Prairie                      Pegasus
               Fund                             Fund                             Fund
             --------                      --------------                      --------
*Money Market                       Money Market                   Money Market
*Treasury Money Market              U.S. Government Money Market   Treasury Money Market
 Government Money Market            --                             Treasury Money Market
*Tax Exempt Money Market            Municipal Money Market         Municipal Money Market
*Michigan Tax Exempt Money Market   --                             Michigan Municipal Money Market

               * Surviving fund for accounting and performance measurement purposes.

      On the date of reorganization capital loss carryforwards were transferred from the non-surviving funds in the amounts of $15,985 and $53,652 to the Treasury Money Market and Municipal Money Market Funds, respectively.

      The Pegasus Money Market Funds (except for the Money Market Fund which offers Class A, Class B, and Class I shares) each offer Class A shares and Class I shares. Class A shares, Class B shares and Class I shares are substantially the same except that Class A shares are not subject to any sales charge and are subject to a shareholder services fee pursuant to the Shareholder Services Plan. Class B shares are subject to a contingent deferred sales charge imposed at the time of redemption and are subject to fees charged pursuant to a distribution plan adopted pursuant to Rule 12b-1 under the Act and fees charged pursuant to the Shareholder Services Plan. Class I shares are not subject to any sales charge, shareholder services fees or 12b-1 distribution fees.

 (2) Significant Accounting Policies

      The following is a summary of significant accounting policies followed by the Money Market Funds in preparation of the financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. Following generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments

      Pursuant to Rule 2a-7 of the Investment Company Act of 1940, the Money Market Funds utilize the amortized cost method to determine the carrying value of investment securities. Under this method, investment securities are valued for both financial reporting and federal tax purposes at amortized cost and any discount or premium is amortized from the date of acquisition to maturity. The use of this method results in a carrying value which approximates market value. Market value is determined based upon quoted market prices or dealer quotes.

      Investment security purchases and sales are accounted for on the trade date. Realized gains or losses from security transactions are recorded on the identified cost basis.

      Pegasus invests in securities subject to repurchase agreements. First Chicago NBD Investment Management Company (FCNIMCO), acting under the supervision of the Board of Trustees, has established the following additional policies and procedures relating to Pegasus' investments in securities subject to repurchase agreement: 1) the value of the underlying collateral is required to equal or exceed 102% of the funds advanced under the repurchase agreement including accrued interest; 2) collateral is marked to market daily by FCNIMCO to assure its value remains at least equal to 102% of the repurchase agreement amount; and 3) funds are not disbursed by Pegasus or its agent unless collateral is presented or acknowledged by the collateral custodian.

      The Municipal and Michigan Municipal Funds invest in a majority of instruments whose stated maturity is greater than one year, but whose rate of interest is readjusted no less frequently than annually, or which possess demand features and may therefore be deemed to have a maturity equal to the period remaining until the next interest adjustment date or the demand date, whichever is longer.

   Investment Income

      Interest income is recorded daily on the accrual basis adjusted for amortization of premium and accretion of discount. Premiums and discounts are amortized/accreted as required by the Internal Revenue Code, as amended (the
Code).

   Federal Income Taxes

      It is Pegasus' policy to comply with the requirements of Subchapter M of the Code, applicable to regulated investment companies and to distribute net investment income and realized gains to its shareholders. Therefore, no federal income tax provision is required in the accompanying Financial Statements.

      As of December 31, 1996 the Funds have capital loss carryforwards and related expiration dates as follows:

                Fund                    1999    2001      2002      2003      2004     Total
                ----                    ----    ----      ----      ----      ----     -----
Treasury Money Market Fund             $   -   $    -   $ 16,000  $     -   $ 1,000   $17,000
Municipal Money Market Fund             1000    2,000     1,000    36,000    14,000    54,000
Michigan Municipal Money Market Fund       _        -         -         -     1,000     1,000

   Shareholder Dividends

      On each business day except those holidays the New York Stock Exchange (Exchange), FCNIMCO or its bank affiliates observe, net investment income is declared as a dividend, at the close of the Exchange, to shareholders of record at such close. Such dividends are paid monthly.

      Distributions from net realized capital gains, if any, are normally declared annually and paid annually, but each Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code. To the extent that net realized capital gains can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains.

   Deferred Organization Costs

      Organization costs are being amortized on a straight-line basis over the five year period beginning with the commencement of operations of each series.

   Expenses

      Expenses directly attributable to a Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them on the basis of relative net assets. Fund expenses directly attributable to a class of shares are charged to that class; expenses which are applicable to all classes are allocated among them. Pegasus monitors the rate at which expenses are charged to ensure that a proper amount of expense is charged to income each year. This percentage is subject to revision if there is a change in the estimate of the future net assets of the funds or a change in expectations as to the level of actual expenses.

   Multiple Classes of Capital Shares of Beneficial Interest

      Each class of shares has equal rights as to earnings, assets and voting privileges except that each class bears different distribution and shareholder service expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares of the Money Market Fund are available only to the holders of Class B shares in the Trust's non-money market funds who wish to exchange their shares in such funds for shares in the Money Market Fund. Class B shares of the Money Market Fund will automatically convert to Class A shares at the time the exchanged shares would have converted.

(3) Investment Advisory Fees, Administration Fees and Other Transactions with Affiliates

      Pegasus has an Investment Advisory Agreement with FCNIMCO pursuant to which FCNIMCO has agreed to provide the day-to-day management of each Money Market Fund's investments for a monthly fee computed daily and payable monthly, expressed as a percentage of each Money Market Fund's average daily net assets, of 0.30% of the first $1.0 billion, 0.275% of the next $1.0 billion and 0.25% of each such Money Market Fund's average daily net assets in excess of $2.0 billion. In addition, FCNIMCO is entitled to 4/10ths of the gross income earned by a fund on each loan of securities (excluding capital gains and losses, if any).

      Pegasus has a Co-Administration Agreement with FCNIMCO and BISYS Fund Services (BISYS) (collectively the Co-Administrators) pursuant to which the Co-Administrators have agreed to assist in all aspects of each Money Market Fund's operations for an administration fee, at an annual rate of 0.15% of each Money Market Fund's average daily net assets.

      BISYS serves as the Trust's principal underwriter and distributor of the Funds' shares. NBD Bank is also compensated for its services as Pegasus' custodian and is reimbursed for certain out of pocket expenses incurred on behalf of Pegasus. See Note 4 for a summary of fee rates and expenses pursuant to these agreements.

(4) Expenses

      Following is a summary of total expense rates charged for the period ended June 30, 1997.

                                                                                               Michigan
                                                                 Treasury       Municipal      Municipal
                                                 Money Market   Money Market   Money Market   Money Market
Effective Date                                        Fund           Fund           Fund           Fund
--------------                                   ------------   ------------   ------------   ------------
CLASS A SHARES
Expense Rates:
  January 1                                           0.73%          0.72%          0.74%          0.75%
  May 1                                               0.75%          0.69%          0.72%          0.75%
CLASS B SHARES
Expense Rates:
  January 1                                           1.48%           N/A            N/A            N/A
  May 1                                               1.50%           N/A            N/A            N/A
CLASS I SHARES
Expense Rates:
  January 1                                           0.48%          0.47%          0.49%          0.50%
  May 1                                               0.50%          0.44%          0.47%          0.50%

      Following is a summary of amounts paid to FCNIMCO and BISYS pursuant to the agreements described in Note 3 for the period ended June 30, 1997.


                                                                                                Michigan
                                                                  Treasury       Municipal      Municipal
                                                 Money Market    Money Market   Money Market   Money Market
Effective Date                                        Fund           Fund           Fund           Fund
--------------                                    ------------   ------------   ------------   ------------
Amounts Paid:
  Advisory Fee to FCNIMCO                         $ 3,477,163    $ 1,694,609    $ 1,322,028     $ 201,011
  Administration fee to FCNIMCO and BISYS           1,863,147        856,711        661,014       100,506
Other Fees & Out of Pocket Expenses to FCNIMCO         17,557          6,385         19,474         3,856
Expense Reimbursements by FCNIMCO                          --             --             --       (19,589)

      Pegasus maintains an unfunded, nonqualified deferred compensation plan. This plan allows an individual Trustee to elect to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

      The Funds' Class A shares and Class B shares, if any, have a Shareholder Services Plan (the "Plan") pursuant to which the Funds pay BISYS (the "Distributor") a fee, at an annual rate not to exceed 0.25% of the value of the average daily net assets of the outstanding Class A shares and Class B shares. Pursuant to the terms of the Plan, the Distributor has agreed to provide certain shareholder services to the holders of these shares. Additionally, under the terms of the Plan, the Distributor may make payments to other shareholder service agents which may include FCNIMCO and their affiliates. For the period ended June 30, 1997, the Money Market Funds paid the following amounts under the Plan:

                                       Amounts Paid
                                       ------------
Money Market Fund                        $951,351
Treasury Money Market Fund                230,863
Municipal Money Market Fund               230,877
Michigan Municipal Money Market Fund       93,231

      The Money Market Fund's Class B shares have a distribution plan adopted pursuant to Rule 12b-1 under the Act ( the "12b-1 Plan") pursuant to which that Fund has agreed to pay the Distributor for advertising, marketing and distributing its Class B shares at an annual rate not to exceed 0.75% of the value of the average daily net assets of the Money Market Fund's outstanding Class B shares. Under the terms of the 12b-1 Plan, the Distributor may make payments to FCNIMCO and their affiliates in respect to these services. For the period ended June 30, 1997, the Money Market Fund paid $844 under the 12b-1 Plan which was retained by the Distributor.

(5)   Capital Share Transactions
     Transactions in shares of the Money Market Funds are summarized below:

                                                                     Money Market Fund
                                              -------------------------------------------------------------------------
                                                  Six Months Ended                        Year Ended
                                              June 30, 1997 (Unaudited)               December 31, 1996
                                              -------------------------               -----------------
                                               Amount           Shares            Amount               Shares
                                               ------           ------            ------               ------
Class A Shares:
Shares Issued                                 $ 2,132,564,874    2,132,564,874   $ 6,364,896,910        6,364,896,910
Shares Reclassified                                        --               --      (648,644,214)        (648,644,214)
Shares Issued in Connection with Merger                    --               --       400,921,734          400,921,734
Dividends Reinvested                               17,691,606       17,691,606        24,864,635           24,864,635
Shares Redeemed                                (2,110,616,028)  (2,110,616,028)   (7,053,339,291)      (7,053,339,291)
                                               --------------   --------------    --------------       --------------
Net Increase (Decrease)                       $    39,640,452       39,640,452   $  (911,300,226)        (911,300,226)
                                              ===============   ==============   ===============       ==============
Class B Shares:
Shares Issued                                 $       671,154          671,154   $       220,732(1)        220,732(1)
Shares Issued in Connection with Merger                    --               --           130,798              130,798
Dividends Reinvested                                    4,736            4,736             2,577                2,577
Shares Redeemed                                      (384,189)        (384,189)         (211,066)            (211,066)
                                               --------------   --------------    --------------       --------------
Net Increase                                  $       291,701          291,701   $       143,041              143,041
                                              ===============   ==============   ===============       ==============
Class I Shares:
Shares Issued                                 $ 2,714,099,293    2,714,099,293   $ 8,498,930,024(2)  8,498,930,024(2)
Shares Reclassified                                        --               --       648,644,214          648,644,214
Shares Issued in Connection with Merger                    --               --                --                   --
Dividends Reinvested                                9,872,468        9,872,468         9,879,060            9,879,060
Shares Redeemed                                (2,798,809,055)  (2,798,809,055)   (7,442,140,839)      (7,442,140,839)
                                               --------------   --------------    --------------       --------------
Net Increase (Decrease)                       $   (74,837,294)     (74,837,294)  $ 1,715,312,459        1,715,312,459
                                              ===============   ==============   ===============       ==============
Net Increase (Decrease) in Fund               $   (34,905,141)     (34,905,141)  $   804,155,274          804,155,274
                                              ===============   ==============   ===============       ==============
                                                                 Treasury Money Market Fund
                                              -----------------------------------------------------------------------
                                                  Six Months Ended                         Year Ended
                                              June 30, 1997 (Unaudited)                December 31, 1996
                                              -------------------------                -----------------
                                               Amount           Shares            Amount                Shares
                                               ------           ------            ------                ------
Class A Shares:
Shares Issued                                 $   559,862,203      559,862,203   $  3,820,123,799         3,820,139,784
Shares Reclassified                                        --               --     (1,072,297,258)       (1,072,297,258)
Shares Issued in Connection with Merger                    --               --        159,726,471           159,726,471
Dividends Reinvested                                4,068,633        4,068,633          5,610,939             5,610,939
Shares Redeemed                                  (562,913,384)    (562,913,384)    (3,626,460,674)       (3,626,460,674)
                                              ---------------     ------------   ---------------         --------------
Net Increase (Decrease)                       $     1,017,452        1,017,452   $   (713,296,723)         (713,280,738)
                                              ===============     ============   ================        ==============
Class B Shares:
Shares Issued                                 $            --               --   $            --                     --
Shares Issued in Connection with Merger                    --               --                --                     --
Dividends Reinvested                                       --               --                --                     --
Shares Redeemed                                            --               --                --                     --
                                              ---------------     ------------   ---------------         --------------
Net Increase                                  $            --               --   $            --                     --
                                              ===============     ============   ================        ==============
Class I Shares:
Shares Issued                                 $ 1,694,536,186    1,694,536,186   $ 10,750,575,944(2)     10,750,575,944(2)
Shares Reclassified                                        --               --      1,072,297,258         1,072,297,258
Shares Issued in Connection with Merger                    --               --        282,078,668           282,078,668
Dividends Reinvested                                2,570,197        2,570,197          5,056,096             5,056,096
Shares Redeemed                                (1,786,287,067)  (1,786,287,067)   (11,054,404,367)      (11,054,404,367)
                                              ---------------     ------------   ---------------         --------------
Net Increase (Decrease)                       $   (89,180,684)     (89,180,684)  $  1,055,603,599         1,055,603,599
                                              ===============     ============   ================        ==============
Net Increase (Decrease) in Fund               $   (88,163,232)     (88,163,232)  $    342,306,876           342,322,861
                                              ===============     ============   ================        ==============

(1) For the period from September 14, 1996 (initial offering date of Class B shares) through December 31, 1996.
(2) For the period from March 30, 1996 (initial offering date of Class I shares) through December 31, 1996.

                                     25

                                                                Municipal Money Market Fund
                                              ----------------------------------------------------------------
                                                  Six Months Ended                        Year Ended
                                              June 30, 1997 (Unaudited)               December 31, 1996
                                              -------------------------               -----------------
                                               Amount           Shares            Amount               Shares
                                               ------           ------            ------               ------
Class A Shares:
Shares Issued                                 $   228,698,473      228,698,473   $ 1,174,088,220        1,174,141,872
Shares Reclassified                                        --               --      (452,842,722)        (452,842,722)
Shares Issued in Connection with Merger                    --               --       281,427,973          281,427,973
Dividends Reinvested                                2,613,467        2,613,467         3,498,925            3,498,925
Shares Redeemed                                  (230,187,395)    (230,187,395)   (1,388,360,065)      (1,388,360,065)
                                              ---------------   --------------   ---------------     ----------------
Net Increase (Decrease)                       $     1,124,545        1,124,545   $  (382,187,669)        (382,134,017)
                                              ===============   ==============   ===============     ================
Class I Shares:
Shares Issued                                 $ 1,031,838,341    1,031,838,341   $ 2,111,312,185(1)  2,111,312,185(1)
Shares Reclassified                                        --               --       452,842,722          452,842,722
Dividends Reinvested                                  273,231          273,231           668,549              668,549
Shares Redeemed                                (1,007,093,328)  (1,007,093,328)   (1,932,885,709)      (1,932,885,709)
                                              ---------------   --------------   ---------------     ----------------
Net Increase                                  $    25,018,244       25,018,244   $   631,937,747          631,937,747
                                              ===============   ==============   ===============     ================
Net Increase (Decrease) in Fund               $    26,142,789       26,142,789   $   249,750,078          249,803,730
                                              ===============   ==============   ===============     ================

                                                          Michigan Municipal Money Market
                                            ----------------------------------------------------------
                                                Six Months Ended                    Year Ended
                                            June 30, 1997 (Unaudited)           December 31, 1996
                                            -------------------------           -----------------
                                              Amount         Shares          Amount             Shares
                                              ------         ------          ------             ------
Class A Shares:
Shares Issued                                $ 104,495,763    104,495,763   $ 226,255,283        226,255,283
Shares Reclassified                                     --             --     (27,136,751)       (27,136,751)
Shares Issued in Connection with Merger                 --             --              --                 --
Dividends Reinvested                             1,061,197      1,061,197       2,098,227          2,098,227
Shares Redeemed                               (107,026,468)  (107,026,468)   (251,184,243)      (251,184,243)
                                             -------------   ------------   -------------       ------------
Net Increase (Decrease)                      $  (1,469,508)    (1,469,508)  $ (49,967,484)       (49,967,484)
                                             =============   ============   =============       ============
Class I Shares:
Shares Issued                                $  92,769,369     92,769,369   $ 134,715,695(1)     134,715,695(1)
Shares Reclassified                                     --             --      27,136,751         27,136,751
Dividends Reinvested                                35,839         35,839         128,176            128,176
Shares Redeemed                                (83,689,158)   (83,689,158)   (112,459,559)      (112,459,559)
                                             -------------    -----------   -------------       ------------
Net Increase                                 $   9,116,050      9,116,050   $  49,521,063         49,521,063
                                             =============    ===========   =============       ============
Net Increase (Decrease) in Fund              $   7,646,542      7,646,542   $    (446,421)          (446,421)
                                             =============    ===========   =============       ============


(1) For the period from March 30, 1996 (initial offering date of Class I shares) through December 31, 1996.


(6)   Portfolio Composition

      Although the Municipal Money Market Fund has a diversified investment portfolio, the Fund has investments in excess of 10% of its total investments in the States of Michigan and Texas. The Michigan Municipal Money Market Fund does not have a diversified portfolio since 95% of its investments are within the State of Michigan. Such concentrations within particular states may subject the funds more significantly to economic changes occurring within those states.

(7)   Illiquid Securities

      The Pegasus Money Market Funds may invest not more than 10% of the value of their respective net assets in securities that are illiquid. Illiquid investments may include securities having legal or contractual restrictions on resale or no readily available market. At June 30, 1997, the Pegasus Money Market Fund owned the following restricted securities (constituting 5.5% of net assets) which may not be publicly sold without registration under the Securities Act of 1933 ( the "1933 Act"). The Fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in good faith by or at the discretion of the Board of Trustees. Certain of these securities may be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act.

                                           Acquisition       Par         Value    June 30, 1997     Percentage
                Security                       Date         Value      Per Unit       Value       of Net Assets       Cost
                --------                   -----------      -----      --------   -------------   -------------       ----
Allstate Life Insurance Company               4/18/95    $ 5,000,000     $1.00     $  5,000,000         .2%       $  5,000,000
Commonwealth Life Insurance Company           4/18/95      5,000,000      1.00        5,000,000         .2           5,000,000
General American Life Insurance Company       4/21/97     15,500,000      1.00       15,500,000         .6          15,500,000
New York Life Insurance Company              10/15/96     30,000,000      1.00       30,000,000        1.3          30,000,000
Peoples Security Life Insurance Company       4/18/95      5,000,000      1.00        5,000,000         .2           5,000,000
Security Life of Denver Insurance
  Company                                    11/26/96     12,500,000      1.00       12,500,000         .5          12,500,000
SunAmerica Life Insurance Compancy            4/18/95     10,000,000      1.00       10,000,000         .4          10,000,000
Transamerica Life Insurance & Annuity
  Company                                     12/9/96     50,000,000      1.00       50,000,000        2.1          50,000,000
                                                                                   ------------        ---        ------------
                                                                                   $133,000,000        5.5%       $133,000,000
                                                                                   ============        ===        ============

Pegasus Money Market Funds
----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS For a Share Outstanding Throughout the Period

The Financial Highlights present a per share analysis of net investment income and distributions from net investment income for the Money Market Funds. Additional quantitative measures expressed in ratio form analyze important relationships between certain items presented in the financial statements. These financial highlights have been derived from the financial statements of the Money Market Funds and other information for the periods presented.

                                       Net Asset                 Net Realized                   Distributions
                                         Value         Net      and Unrealized  Total Income      from Net
                                       Beginning   Investment      Losses on   from Investment    Investment        Total
                                       of Period     Income       Investments    Operations         Income      Distributions
                                       ---------   ----------   --------------   ----------     --------------  -------------
MONEY MARKET FUND
Class A Shares
Six Months ended 6/30/97 (Unaudited)     1.0000      0.0240            --          0.0240        (0.0240)        (0.0240)
December 31, 1996                        1.0000      0.0488            --          0.0488        (0.0488)        (0.0488)
December 31, 1995                        1.0000      0.0549            --          0.0549        (0.0549)        (0.0549)
December 31, 1994                        1.0000      0.0378            --          0.0378        (0.0378)        (0.0378)
December 31, 1993                        1.0000      0.0281            --          0.0281        (0.0281)        (0.0281)
December 31, 1992                        1.0000      0.0347            --          0.0347        (0.0347)        (0.0347)
Class B Shares
Six Months ended 6/30/97 (Unaudited)     1.0000      0.0208            --          0.0208        (0.0208)        (0.0208)
December 31, 1996(1)                     1.0000      0.0117            --          0.0117        (0.0117)        (0.0117)
Class I Shares
Six Months ended 6/30/97 (Unaudited)     1.0000      0.0253            --          0.0253        (0.0253)        (0.0253)
December 31, 1996(2)                     1.0000      0.0373            --          0.0373        (0.0373)        (0.0373)
-------------------------------------------------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND
Class A Shares
Six Months ended 6/30/97 (Unaudited)     0.9999      0.0235            --          0.0235        (0.0235)        (0.0235)
December 31, 1996                        1.0000      0.0474         (0.0001)       0.0473        (0.0474)        (0.0474)
December 31, 1995                        1.0000      0.0539            --          0.0539        (0.0539)        (0.0539)
December 31, 1994                        1.0000      0.0370            --          0.0370        (0.0370)        (0.0370)
December 31, 1993                        1.0000      0.0273            --          0.0273        (0.0273)        (0.0273)
Class I Shares
Six Months ended 6/30/97 (Unaudited)     1.0000      0.0247            --          0.0247        (0.0247)        (0.0247)
December 31, 1996(2)                     1.0000      0.0361            --          0.0361        (0.0361)        (0.0361)
-------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
Class A Shares
Six Months ended 6/30/97 (Unaudited)     0.9997      0.0144            --          0.0144        (0.0144)        (0.0144)
December 31, 1996                        1.0000      0.0295         (0.0003)       0.0292        (0.0295)        (0.0295)
December 31, 1995                        1.0000      0.0335            --          0.0335        (0.0335)        (0.0335)
December 31, 1994                        1.0000      0.0242            --          0.0242        (0.0242)        (0.0242)
December 31, 1993                        1.0000      0.0196            --          0.0196        (0.0196)        (0.0196)
December 31, 1992                        1.0000      0.0264            --          0.0264        (0.0264)        (0.0264)
Class I Shares
Six Months ended 6/30/97 (Unaudited)     1.0000      0.0156            --          0.0156        (0.0156)        (0.0156)
Period ended 12/31/1996(2)               1.0000      0.0232            --          0.0232        (0.0232)        (0.0232)
-------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY MARKET FUND
Class A Shares
Six Months ended 6/30/97 (Unaudited)     1.0000      0.0145            --          0.0145        (0.0145)        (0.0145)
December 31, 1996                        1.0000      0.0289            --          0.0289        (0.0289)        (0.0289)
December 31, 1995                        1.0000      0.0329            --          0.0329        (0.0329)        (0.0329)
December 31, 1994                        1.0000      0.0235            --          0.0235        (0.0235)        (0.0235)
December 31, 1993                        1.0000      0.0181            --          0.0181        (0.0181)        (0.0181)
December 31, 1992                        1.0000      0.0237            --          0.0237        (0.0237)        (0.0237)
Class I Shares
Six Months ended 6/30/97 (Unaudited)     1.0000      0.0158            --          0.0158        (0.0158)        (0.0158)
December 31, 1996(2)                     1.0000      0.0225            --          0.0225        (0.0225)        (0.0225)
-------------------------------------------------------------------------------------------------------------------------

(1) For the period September 14, 1996 (initial offering of Class B Shares) through December 31, 1996.

(2) For the period March 30, 1996 (initial offering date of Class I Shares) through December 31, 1996.

+ Annualized.

                                                                                        Ratio of            Ratio of Net
                                                                    Ratio of Net        Expenses          Investment Income
                                                      Ratio of       Investment      to Average Net        to Average Net
                                    Net Assets        Expenses        Income to    Assets (Excluding           Assets
Net Asset Value                   End of Period    to Average Net    Average Net    Fee Waivers and    (Excluding Fee Waivers
 End of Period    Total Return   (000's omitted)       Assets          Assets       Reimbursements)      and Reimbursements)
---------------   ------------   ---------------   --------------   ------------   -----------------   ----------------------
     1.0000           4.86%+          768,038           0.73%+          4.80%+             --                    --
     1.0000           4.99%           728,397           0.63%           4.87%              --                    --
     1.0000           5.63%         1,639,695           0.51%           5.49%              --                    --
     1.0000           3.86%         1,323,040           0.47%           3.78%              --                    --
     1.0000           2.85%         1,326,693           0.49%           2.81%              --                    --
     1.0000           3.58%         1,095,354           0.52%           3.47%              --                    --

     1.0000           4.18%+              435           1.48%+          4.05%+             --                    --
     1.0000           4.70%+              143           1.48%+          3.99%+             --                    --

     1.0000           5.10%+        1,640,475           0.48%+          5.05%+             --                    --
     1.0000           5.06%+        1,715,313           0.51%+          4.99%+             --                    --
-------------------------------------------------------------------------------------------------------------------
     0.9999           4.74%+          215,415           0.71%+          4.69%+             --                    --
     0.9999           4.83%           214,398           0.56%           4.82%              --                    --
     1.0000           5.53%           927,696           0.53%           5.39%              --                    --
     1.0000           3.77%           785,694           0.50%           3.70%              --                    --
     1.0000           2.77%           854,873           0.50%           2.73%              --                    --

     1.0000           5.00%+          966,423           0.46%+          4.94%+             --                    --
     1.0000           4.89%+        1,055,604           0.53%+          4.85%+             --                    --
-------------------------------------------------------------------------------------------------------------------

     0.9997           2.90%+          183,350           0.73%+          2.88%+             --                    --
     0.9997           2.96%           182,226           0.60%           2.97%              --                    --
     1.0000           3.41%           564,413           0.53%           3.35%              --                    --
     1.0000           2.45%           550,736           0.51%           2.42%              --                    --
     1.0000           1.98%           498,706           0.51%           1.96%              --                    --
     1.0000           2.70%           379,431           0.53%           2.64%              --                    --

     1.0000           3.14%+          656,956           0.48%+          3.13%+             --                    --
     1.0000           3.13%+          631,938           0.51%+          3.06%+             --                    --
-------------------------------------------------------------------------------------------------------------------

     1.0000           2.92%+           70,619           0.75%+          2.90%+            0.78%+                2.87%+
     1.0000           2.93%            72,089           0.74%           2.87%             0.77%                 2.84%
     1.0000           3.32%           122,057           0.69%           3.30%             0.76%                 3.23%
     1.0000           2.38%            78,640           0.67%           2.35%             0.75%                 2.28%
     1.0000           1.83%            52,557           0.65%           1.81%              --                    --
     1.0000           2.40%            52,960           0.64%           2.37%              --                    --

     1.0000           3.18%+           58,637           0.50%+          3.15%+            0.53%+                3.12%+
     1.0000           3.03%+           49,521           0.59%+          3.02%+            0.62%+                2.99%+
-------------------------------------------------------------------------------------------------------------------

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